Long-term Debt - Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps (Detail) - Eurobonds [Member] - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Principal amount		€ 3,017.5	€ 2,988.3
Amortized Costs Amount [Member]
Debt Instrument [Line Items]
Carrying amount		2,980.0	2,976.6
Fair Value Adjustment Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Carrying amount	[1]	€ 37.5	€ 11.7

[1]	1.The fair value of the interest rate swaps excludes accrued interest.